Description of the Company	6 Months Ended
Jun. 29, 2013
Description of the Company

1. Description of the Company

The Company

Gigamon Inc. (the “Company”) designs, develops and sells products and services that together provide customers with visibility and control of network traffic. The Company serves global enterprises and services providers that seek to maintain and improve the reliability, performance and security of their network infrastructure. The business was founded in 2004 and was originally operated by Gigamon Systems LLC, a California limited liability company (“Gigamon Systems”). In January 2009, the Company was formed as a limited liability company (“Gigamon LLC”) in the state of Delaware and Gigamon Systems contributed substantially all of its assets and liabilities to Gigamon LLC in exchange for all of Gigamon LLC’s common units. On May 31, 2013, the Company converted from a Delaware limited liability company into a Delaware corporation and changed its name from Gigamon LLC to Gigamon Inc. (the “LLC Conversion”).

Initial Public Offering (unaudited)

In June 2013, the Company completed its initial public offering (the “IPO”), in which 7,762,500 shares of its common stock were sold at a public offering price of $19.00 per share. The Company sold 5,512,500 shares of common stock, inclusive of 1,012,500 shares of common stock sold upon the exercise in full of the overallotment option by the underwriters. The Company received net proceeds of $93.4 million, net of underwriting discounts and commissions of $7.3 million and other offering expenses of approximately $4.0 million. In addition, certain selling stockholders sold 2,250,000 shares of common stock at a public offering price of $19.00 per share. The Company did not receive any proceeds from the sales of shares by the selling stockholders. In connection with its IPO, all of the Company’s then-outstanding redeemable convertible preferred stock was converted into 8.1 million shares of common stock.

Change in Fiscal Year End

Effective January 1, 2013, the Company changed its reporting period from a calendar year ending on December 31 of each year to a 52- or 53-week fiscal year that ends on the last Saturday in December. Fiscal year 2013 will be a 52-week fiscal year ending on December 28, 2013, and each quarter will be a 13-week quarter. The second quarter of fiscal 2013 ended on June 29, 2013.